Lease Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Lease Obligations [Line Items]
Rental expense	$ 7,800	$ 7,476	$ 7,090